Basic and diluted loss per share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Disclosure of detailed information about basic and diluted loss per share [Table Text Block]
	2022 $	2021 $	2020 $

Loss for the year, being loss attributable to common shareholders - basic and diluted	(10,258,407)	(617,492)	(4,633,494)

	Shares	Shares	Shares
Weighted average common shares - basic and diluted	108,588,454	102,890,726	78,935,751

Basic and diluted loss per share	(0.09)	(0.01)	(0.06)